SCHEDULE OF INVESTMENTS
Thornburg Low Duration Income Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	U.S. Treasury Securities — 12.8%
	United States Treasury Notes Inflationary Index, 0.125% due 4/15/2022	$ 315,183	$ 312,716
	United States Treasury Notes,
	1.25% due 8/31/2019 - 10/31/2019	1,800,000	1,795,198
	1.375% due 3/31/2020 - 8/31/2020	797,000	792,861
	1.625% due 12/31/2019	500,000	498,793
	2.375% due 4/30/2020	588,000	589,713
	Total U.S. Treasury Securities (Cost $3,981,790)		3,989,281
	U.S. Government Agencies — 3.8%
[a]	Durrah MSN 35603 (Guaranty: Export-Import Bank of the United States), 1.684% due 1/22/2025	401,279	397,088
[a]	MSN 41079 and 41084 Ltd. (Guaranty: Export-Import Bank of the United States), 1.717% due 7/13/2024	418,366	414,392
	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States),
[a]	1.70% due 12/20/2022	35,000	34,632
[a,b]	2.947% (LIBOR 3 Month + 0.35%) due 4/15/2025	60,000	60,191
[a]	Reliance Industries Ltd. (Guaranty: Export-Import Bank of the United States), 1.87% due 1/15/2026	165,789	164,095
[a,b]	Washington Aircraft 2 Co. Ltd. (Guaranty: Export-Import Bank of the United States), 2.763% (LIBOR 3 Month + 0.43%) due 6/26/2024	111,839	111,929
	Total U.S. Government Agencies (Cost $1,167,152)		1,182,327
	Other Government — 0.1%
[a,b,c]	Seven & Seven Ltd. (Guaranty: Export-Import Bank of Korea), 3.683% (LIBOR 6 Month + 1.00%) due 9/11/2019	20,000	20,029
	Total Other Government (Cost $19,984)		20,029
	Mortgage Backed — 13.3%
	Angel Oak Mortgage Trust LLC, CMO,
[d,e]	Series 2017-1 Class A2, 3.085% due 1/25/2047	18,032	17,980
[d,e]	Series 2017-3 Class A1, 2.708% due 11/25/2047	19,165	18,938
[d,e]	Series 2018-1 Class A1, 3.258% due 4/27/2048	41,994	42,466
[d,e]	Series 2018-2 Class A1, 3.674% due 7/27/2048	72,478	73,779
[d]	Bravo Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1C, 3.50% due 3/25/2058	94,857	95,625
[c,e]	Credit Suisse Mortgage Trust CMO, Series 2017-HL2 Class A3, 3.50% due 10/25/2047	132,037	134,060
[b,d]	DBUBS Mortgage Trust CMO, Series 2011-LC2A Class A1FL, 3.763% (LIBOR 1 Month + 1.35%) due 7/12/2044	17,533	17,622
	Federal Home Loan Mtg Corp., Pool G15523, 2.50% due 8/1/2025	82,990	83,786
	Federal Home Loan Mtg Corp., CMO, Series K716 Class A1, 2.413% due 1/25/2021	31,678	31,693
	Federal Home Loan Mtg Corp., Multi-Family Structured Pass Through,
	Series K030 Class A1, 2.779% due 9/25/2022	65,124	65,775
	Series K036 Class A1, 2.777% due 4/25/2023	137,648	139,486
	Series K717 Class A2, 2.991% due 9/25/2021	100,000	101,453
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer CMO,
[f]	Series 2017-3 Class HA, 3.00% due 7/25/2056	62,483	64,129
[f]	Series 2018-1 Class HA, 2.50% due 5/25/2057	43,288	43,413
[e]	Series 2018-2 Class HA, 3.00% due 11/25/2057	176,487	177,506
	Series 2018-3 Class HA, 3.00% due 8/25/2057	90,890	91,392
	Series 2018-4 Class HA, 3.00% due 3/25/2058	281,673	283,081
	Series 2019-1 Class MA, 3.50% due 7/25/2058	48,246	49,880
	Series 2019-2 Class MA, 3.50% due 8/25/2058	147,750	153,211
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO, Series 2017-SC02 Class 2A1, 3.50% due 5/25/2047	30,583	30,924
	Federal National Mtg Assoc.,
	Pool AS3705, 2.50% due 11/1/2024	46,164	46,552
	Pool AS8538, 2.50% due 12/1/2026	186,727	188,531
	Pool MA3557, 4.00% due 1/1/2029	181,795	189,538
[g]	Federal National Mtg Assoc., Whole Loan Securities Trust CMO, Pool AL94445, 3.00% due 7/1/2031	98,328	100,781
[d,e]	Flagstar Mortgage Trust CMO, Series 2017-1 Class 2A2, 3.00% due 3/25/2047	74,759	74,939
[c,h]	FWD Securitization Trust CMO, Class A1, 2.93% due 7/25/2049	100,000	99,992
[d,f]	GCAT 2019-NQM1 LLC CMO, Series 2019-NQM1 Class A1, 2.985% due 2/25/2059	98,809	99,305
[c,e]	Homeward Opportunities Fund I Trust CMO, Series 2018-1 Class A1, 3.766% due 6/25/2048	76,091	78,003
[c,e]	Homeward Opportunities Fund I Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1, 3.454% due 1/25/2059	95,085	96,040
	JPMorgan Mortgage Trust, Whole Loan Securities Trust CMO,
[c,e]	Series 2017-2 Class A6, 3.00% due 5/25/2047	37,232	37,319
[c,e]	Series 2017-6 Class A5, 3.50% due 12/25/2048	81,915	83,294
[d,e]	Series 2018-6 Class 1A4, 3.50% due 12/25/2048	163,126	165,472
[d,e]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	290,288	301,798

SCHEDULE OF INVESTMENTS, Continued
Thornburg Low Duration Income Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	New Residential Mortgage Loan Trust CMO,
[c,e]	Series 2017-2A Class A3, 4.00% due 3/25/2057	$ 250,993	$ 261,929
[b,d]	Series 2017-5A Class A1, 3.904% (LIBOR 1 Month + 1.50%) due 6/25/2057	56,209	57,278
[c,e]	Series 2018-NQM1 3.986% due 11/25/2048	85,412	87,048
[d,e]	Series 2018-RPL1 Class A1, 3.50% due 12/25/2057	88,409	90,512
	Verus Securitization Trust CMO,
[d,e]	Series 2018-2 Class A1, 3.677% due 6/1/2058	69,281	70,780
[d,e]	Series 2018-3 Class A1, 4.108% due 10/25/2058	238,864	245,152
[d,e]	WinWater Mortgage Loan Trust CMO, Series 2014-3 Class A7, 3.00% due 11/20/2044	47,682	47,606
	Total Mortgage Backed (Cost $4,075,381)		4,138,068
	Asset Backed Securities — 22.9%
	Advance Receivables — 0.7%
[c]	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2018-T1 Class A, 3.62% due 10/17/2050	200,000	202,832
			202,832
	Asset-Backed - Finance & Insurance — 5.3%
[c]	Ascentium Equipment Receivables Trust, Series 2018-2A Class A2, 3.27% due 10/12/2021	98,000	98,845
	Barclays Dryrock Issuance Trust, Series 2016-1 Class A, 1.52% due 5/16/2022	135,000	134,957
[c]	CCG Receivables Trust, Series 2017-1 Class A2, 1.84% due 11/14/2023	43,393	43,291
[c]	Conn’s Receivables Funding LLC, Series 2019-A Class A, 3.40% due 10/16/2023	82,176	82,475
[c]	Freed ABS Trust, Series 2019-1 Class-A, 3.42% due 6/18/2026	88,799	89,110
[c]	MMAF Equipment Finance, LLC, Series 2015-AA Class A4, 1.93% due 7/16/2021	9,700	9,697
[c,e,h]	Nationstar Hecm Loan Trust, Series 2019-1A Class A, 2.651% due 6/25/2029	125,000	125,000
[c]	PFS Financing Corp., Series 2018-F Class A, 3.52% due 10/15/2023	100,000	101,416
[c]	Prosper Marketplace Issuance Trust, Series 2019-2A Class A, 3.20% due 9/15/2025	100,000	100,170
[c]	SCF Equipment Leasing, Series 2019-1A Class A1, 3.04% due 3/20/2023	192,851	193,703
[c]	SpringCastle Funding Series 2019-AA Class A, 3.20% due 5/27/2036	106,540	107,281
[c]	Upgrade Receivables Trust, Series 2018-1A Class A, 3.76% due 11/15/2024	112,108	112,660
	Upstart Securitization Trust,
[c]	Series 2018-2 Class B, 4.445% due 12/22/2025	150,000	151,661
[c,i]	Series 2019-1 Class B, 4.19% due 4/20/2026	300,000	303,374
			1,653,640
	Auto Receivables — 3.4%
[c]	American Credit Acceptance Receivables Trust, Series 2018-3 Class B, 3.49% due 6/13/2022	125,000	125,596
[c]	Carnow Auto Receivables Trust, Series 2017-1A Class B, 4.35% due 9/15/2022	100,000	101,124
[c]	Chesapeake Funding II, LLC, Series 2016-1A Class A1, 2.11% due 3/15/2028	13,693	13,686
[c]	CIG Auto Receivables Trust, Series 2017-1A Class A, 2.71% due 5/15/2023	21,507	21,507
[c]	CPS Auto Receivables Trust, Series 2019-1 Class B, 3.58% due 12/16/2024	100,000	101,372
	Foursight Capital Automobile Receivables Trust,
[c]	Series 2016-1 Class A2, 2.87% due 10/15/2021	14,084	14,091
[c]	Series 2019-1 Class A2, 2.58% due 3/15/2023	100,000	100,059
	GLS Auto Receivables Trust,
[c]	Series 2018-2A Class A, 3.25% due 4/18/2022	19,937	19,992
[c]	Series 2018-3A Class A, 3.35% due 8/15/2022	61,901	62,234
[c]	Series 2019-1A Class A, 3.37% due 1/17/2023	41,123	41,342
	Harley-Davidson Motorcycle Trust, Series 2015-2 Class A4, 1.66% due 12/15/2022	8,040	8,035
[b,c]	Hertz Fleet Lease Funding LP, Series 2016-1 Class A1, 3.512% (LIBOR 1 Month + 1.10%) due 4/10/2030	30,627	30,634
	OSCAR US Funding Trust,
[c]	Series 2016-2A Class A3, 2.73% due 12/15/2020	20,733	20,734
[a,c]	Series 2018-1A Class A3, 3.23% due 5/10/2022	180,000	181,801
[c]	Skopos Auto Receivables Trust, Series 2018-1A Class A, 3.19% due 9/15/2021	30,476	30,493
[c]	U.S. Auto Funding LLC, Series 2019-1A Class A, 3.61% due 4/15/2022	91,562	92,229
[c]	Veros Automobile Receivables Trust, Series 2018-1 Class A, 3.63% due 5/15/2023	75,976	76,248
			1,041,177
	Commercial MTG Trust — 0.4%
[d]	Barclays Commercial Mortgage Securities, LLC, Series 2015-STP Class A, 3.323% due 9/10/2028	64,349	64,960
[j]	COMM Mortgage Trust, Series 2016-DC2 Class A1, 1.82% due 2/10/2049	54,543	54,343
			119,303
	Other Asset Backed — 9.9%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Low Duration Income Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Avant Loans Funding Trust,
[c]	Series 2018-A Class A, 3.09% due 6/15/2021	$ 18,967	$ 18,966
[c]	Series 2019-A Class A, 3.48% due 7/15/2022	124,401	124,934
[c]	AXIS Equipment Finance Receivables VI, LLC, Series 2018-2A Class A2, 3.89% due 7/20/2022	150,000	151,509
[c,e]	Bayview Mortgage Fund IVc Trust, Series 2017-RT3 Class A, 3.50% due 1/28/2058	69,038	70,335
[c,e]	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1 Class A1, 3.00% due 3/28/2057	115,693	117,095
[c]	BCC Funding XIV, LLC, Series 2018-1A Class A2, 2.96% due 6/20/2023	69,710	70,060
[c]	BRE Grand Islander Timeshare Issuer, LLC, Series 2017-1A Class A, 2.94% due 5/25/2029	53,491	53,856
	Consumer Loan Underlying Bond Credit Trust,
[c]	Series 2018-P2 Class A, 3.47% due 10/15/2025	58,993	59,294
[c]	Series 2018-P3 Class A, 3.82% due 1/15/2026	71,915	72,629
[c]	Series 2019-A Class A, 3.52% due 4/15/2026	98,563	99,110
	Dell Equipment Finance Trust,
[c]	Series 2017-2 Class A2A, 1.97% due 2/24/2020	2,191	2,191
[c]	Series 2018-1 Class A2A, 2.97% due 10/22/2020	68,555	68,733
[c]	Engs Commercial Finance Trust, Series 2018-1A Class A1, 2.97% due 2/22/2021	67,329	67,447
	Foundation Finance Trust,
[c]	Series 2017-1A Class A, 3.30% due 7/15/2033	50,334	50,549
[c]	Series 2019-1A Class A, 3.86% due 11/15/2034	139,076	141,760
	Louisiana Local Government Environmental Facilities & Community Development Authority, Series 2014-ELL Class A1, 1.66% due 2/1/2022	12,717	12,709
	MVW Owner Trust, 2.15% due 4/22/2030	12,791	12,742
[c,e]	Nationstar HECM Loan Trust, Series 2018-2A Class A, 3.188% due 7/25/2028	34,414	34,503
[c]	Ocwen Master Advance Receivables Trust, Series 2018-T1 Class AT1, 3.301% due 8/15/2049	100,000	100,053
[b,c]	Pennsylvania Higher Education Assistance Agency, Series 2012-1A Class A1, 2.954% (LIBOR 1 Month + 0.55%) due 5/25/2057	28,823	28,497
[c]	PFS Financing Corp., Series 2018-B Class A, 2.89% due 2/15/2023	100,000	100,778
	PSNH Funding, LLC 3, Series 2018-1 Class A1, 3.094% due 2/1/2026	86,975	88,612
[c]	Purchasing Power Funding, LLC, Series 2018-A Class A, 3.34% due 8/15/2022	100,000	100,262
	SBA Tower Trust,
[c]	3.156% due 10/10/2045	200,000	200,312
[c,f]	Series 2014-1A Class C, 2.898% due 10/15/2044	100,000	99,999
	SCF Equipment Leasing, LLC,
[c]	Series 2017-2A Class A, 3.41% due 12/20/2023	83,244	83,904
[c]	Series 2018-1A Class A2, 3.63% due 10/20/2024	67,939	68,071
	Sierra Timeshare Receivables Funding, LLC,
[c,i]	Series 2015-1A Class A, 2.40% due 3/22/2032	36,930	36,823
[c]	Series 2015-2A Class A, 2.43% due 6/20/2032	39,659	39,583
[c]	Series 2015-3A Class A, 2.58% due 9/20/2032	16,068	16,051
[b]	SLM Student Loan Trust, Series 2013-6 Class A3, 3.054% (LIBOR 1 Month + 0.65%) due 6/25/2055	241,394	239,923
	Small Business Administration Participation Certificates, Series 2005-20K Class 1, 5.36% due 11/1/2025	16,917	17,690
	Small Business Administration, Series 2009-20E Class 1, 4.43% due 5/1/2029	54,778	57,561
[c]	Social Professional Loan Program, LLC, Series 2014-B Class A2, 2.55% due 8/27/2029	10,147	10,098
[c]	Tax Ease Funding, LLC, Series 2016-1A Class A, 3.131% due 6/15/2028	50,209	50,105
	Towd Point Mortgage Trust,
[c,e]	Series 2016-5 Class A1, 2.50% due 10/25/2056	57,453	57,300
[c,e]	Series 2018-2 Class A1, 3.25% due 3/25/2058	83,946	85,191
[c,e]	Series 2018-6 Class A1A, 3.75% due 3/25/2058	269,913	277,411
[b,c]	Volvo Financial Equipment Master Owner Trust, Series 2017-A Class A, 2.894% (LIBOR 1 Month + 0.50%) due 11/15/2022	100,000	100,289
			3,086,935
	Residential MTG Trust — 0.4%
[d,e]	Arroyo Mortgage Trust, Series 2018-1 Class A1, 3.763% due 4/25/2048	78,066	79,567
[c,e]	Finance of America Structured Securities Trust, Series 2018-HB1 Class A, 3.375% due 9/25/2028	48,587	48,694
			128,261
	Student Loan — 2.8%
	Navient Student Loan Trust,
[b,c]	Series 2016-6A Class A2, 3.154% (LIBOR 1 Month + 0.75%) due 3/25/2066	86,672	86,989
[c]	Series 2018-EA Class A1, 3.43% due 12/15/2059	158,475	160,245
[b,c]	Series 2019-D Class A1, 2.767% (LIBOR 1 Month + 0.40%) due 12/15/2059	250,000	250,981
[b,c]	Nelnet Student Loan Trust, Series 2016-A Class A1A, 4.154% (LIBOR 1 Month + 1.75%) due 12/26/2040	56,562	56,256
	SLM Student Loan Trust,
[b,c]	Series 2011-A Class A3, 4.894% (LIBOR 1 Month + 2.50%) due 1/15/2043	61,415	61,964
[b]	Series 2013-4 Class A, 2.954% (LIBOR 1 Month + 0.55%) due 6/25/2043	38,744	38,456
[b,c]	Series 2013-B Class A2B, 3.494% (LIBOR 1 Month + 1.10%) due 6/17/2030	24,807	24,828

SCHEDULE OF INVESTMENTS, Continued
Thornburg Low Duration Income Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
[b,c]	SMB Private Education Loan Trust, Series 2019-B Class A1, 2.79% (LIBOR 1 Month + 0.35%) due 7/15/2026	$ 110,000	$ 110,010
[c]	Sofi Professional Loan Program, LLC, Series 2016-B Class A2B, 2.74% due 10/25/2032	72,995	73,421
			863,150
	Total Asset Backed Securities (Cost $7,043,662)		7,095,298
	Corporate Bonds — 37.9%
	Automobiles & Components — 2.6%
	Automobiles — 2.0%
[c]	Daimler Finance North America, LLC, 3.75% due 11/5/2021	175,000	179,463
[c]	Harley-Davidson Financial Services, Inc. 2.40% due 6/15/2020	144,000	143,526
[c]	Hyundai Capital America, 3.95% due 2/1/2022	70,000	71,857
[b,c]	Nissan Motor Acceptance Corp., 3.02% (LIBOR 3 Month + 0.69%) due 9/28/2022	33,000	32,792
[a,g]	Toyota Motor Corp., 2.157% due 7/2/2022	30,000	29,996
	Toyota Motor Credit Corp.,
[b]	2.935% (LIBOR 3 Month + 0.40%) due 2/13/2020	100,000	100,024
[b]	3.129% (LIBOR 3 Month + 0.54%) due 1/8/2021	50,000	50,270
	Trading Companies & Distributors — 0.6%
[a,c]	Mitsubishi UFJ Lease & Finance Co. Ltd., 3.406% due 2/28/2022	200,000	204,044
			811,972
	Banks — 3.8%
	Banks — 3.8%
[a,b,c]	ABN AMRO Bank N.V., 3.091% (LIBOR 3 Month + 0.57%) due 8/27/2021	200,000	200,736
[b]	Goldman Sachs Bank USA, 3.067% (SOFR + 0.60%) due 5/24/2021	50,000	50,049
[a]	Lloyds Bank plc, 3.30% due 5/7/2021	200,000	203,128
[a,c]	Mizuho Bank Ltd., 2.70% due 10/20/2020	200,000	200,805
	Santander Holdings USA, Inc., 4.45% due 12/3/2021	40,000	41,607
[k]	SunTrust Bank, 3.525% (LIBOR 3 Month + 0.50%) due 10/26/2021	225,000	228,385
	Zions Bancorp N.A., 3.35% due 3/4/2022	250,000	254,474
			1,179,184
	Capital Goods — 0.3%
	Machinery — 0.3%
[b]	Wabtec Corp., 3.71% (LIBOR 3 Month + 1.30%) due 9/15/2021	100,000	99,714
			99,714
	Commercial & Professional Services — 0.7%
	Leisure Products — 0.4%
	Mattel, Inc., 2.35% due 8/15/2021	125,000	120,625
	Professional Services — 0.3%
	Verisk Analytics, Inc., 5.80% due 5/1/2021	100,000	106,061
			226,686
	Consumer Durables & Apparel — 0.4%
	Household Durables — 0.4%
	Tupperware Brands Corp. (Guaranty: Dart Industries, Inc.), 4.75% due 6/1/2021	125,000	128,379
			128,379
	Diversified Financials — 4.9%
	Capital Markets — 0.8%
	Export Leasing (2009), LLC (Guaranty: Export-Import Bank of the United States), 1.859% due 8/28/2021	29,392	29,303
[c]	GTP Acquisition Partners I, LLC (Guaranty: American Tower Holding Sub II, LLC), 2.35% due 6/15/2045	100,000	99,672
	Legg Mason, Inc., 2.70% due 7/15/2019	100,000	99,999
	Consumer Finance — 0.8%
	Wells Fargo Bank N.A., 3.625% due 10/22/2021	250,000	257,063
	Diversified Financial Services — 2.9%
	Citigroup, Inc., 2.65% due 10/26/2020	100,000	100,352
[a,b]	Deutsche Bank AG, 3.751% (LIBOR 3 Month + 1.23%) due 2/27/2023	100,000	96,399
[b]	Goldman Sachs Group, Inc., 3.61% (LIBOR 3 Month + 1.20%) due 9/15/2020	100,000	100,959
	JPMorgan Chase & Co.,
[b]	3.003% (LIBOR 3 Month + 0.55%) due 3/9/2021	42,000	42,061
[b]	3.787% (LIBOR 3 Month + 1.21%) due 10/29/2020	125,000	126,407

SCHEDULE OF INVESTMENTS, Continued
Thornburg Low Duration Income Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Morgan Stanley,
[b]	3.249% (SOFR + 0.83%) due 6/10/2022	$ 35,000	$ 35,042
[b]	3.722% (LIBOR 3 Month + 1.14%) due 1/27/2020	75,000	75,414
[b]	State Street Corp., 3.42% (LIBOR 3 Month + 0.90%) due 8/18/2020	100,000	100,932
	Synchrony Financial, 3.00% due 8/15/2019	27,000	27,004
[a,b,c]	UBS Group Funding Switzerland AG, 4.377% (LIBOR 3 Month + 1.78%) due 4/14/2021	200,000	204,827
	Insurance — 0.4%
	AIG Global Funding,
[c,g]	2.30% due 7/1/2022	75,000	75,012
[b,c]	2.809% (LIBOR 3 Month + 0.46%) due 6/25/2021	50,000	50,187
			1,520,633
	Energy — 2.1%
	Oil, Gas & Consumable Fuels — 2.1%
	EQT Midstream Partners L.P., Series 5Y, 4.75% due 7/15/2023	60,000	62,391
[c]	Midwest Connector Capital Co., LLC, 3.625% due 4/1/2022	99,000	101,437
[a]	Petroleos Mexicanos, 4.875% due 1/24/2022	150,000	149,625
[a,c]	Sinopec Group Overseas Development 2018 Ltd., 3.75% due 9/12/2023	200,000	207,994
[c]	Texas Gas Transmission, LLC, 4.50% due 2/1/2021	129,000	131,900
			653,347
	Food & Staples Retailing — 0.3%
	Food & Staples Retailing — 0.3%
[a,c]	Alimentation Couche-Tard, Inc., 2.70% due 7/26/2022	100,000	100,197
			100,197
	Food, Beverage & Tobacco — 3.5%
	Beverages — 0.5%
	Molson Coors Brewing Co., 2.10% due 7/15/2021	150,000	149,000
	Food Products — 1.6%
	Conagra Brands, Inc.,
[b]	3.092% (LIBOR 3 Month + 0.50%) due 10/9/2020	100,000	99,771
	3.80% due 10/22/2021	92,000	94,563
[b]	General Mills, Inc., 3.141% (LIBOR 3 Month + 0.54%) due 4/16/2021	20,000	20,007
	JM Smucker Co., 2.50% due 3/15/2020	50,000	49,988
[b]	Kraft Heinz Foods Co. (Guaranty: Kraft Heinz Co.), 2.982% (LIBOR 3 Month + 0.42%) due 8/9/2019	50,000	50,009
	Mead Johnson Nutrition Co. (Guaranty: Reckitt Benckiser Group plc), 3.00% due 11/15/2020	100,000	100,904
[b]	Tyson Foods, Inc., 3.07% (LIBOR 3 Month + 0.55%) due 6/2/2020	100,000	100,100
	Tobacco — 1.4%
	Altria Group, Inc. (Guaranty: Philip Morris USA, Inc.),
	2.625% due 1/14/2020	200,000	200,134
	3.49% due 2/14/2022	120,000	123,409
[b]	BAT Capital Corp., 3.118% (LIBOR 3 Month + 0.59%) due 8/14/2020	100,000	100,241
			1,088,126
	Healthcare Equipment & Services — 1.5%
	Health Care Providers & Services — 1.5%
	Anthem, Inc., 2.50% due 11/21/2020	75,000	75,149
[c]	Cigna Corp., 3.40% due 9/17/2021	75,000	76,462
[b]	CVS Health Corp., 3.083% (LIBOR 3 Month + 0.63%) due 3/9/2020	40,000	40,097
	Express Scripts Holding Co., 2.60% due 11/30/2020	62,000	62,164
[b,c]	Roche Holdings, Inc. (Guaranty: Roche Holding AG), 2.67% (LIBOR 3 Month + 0.34%) due 9/30/2019	200,000	200,137
			454,009
	Household & Personal Products — 0.2%
	Household Products — 0.2%
	Church & Dwight Co., Inc., 2.45% due 8/1/2022	50,000	50,103
			50,103
	Insurance — 3.4%
	Insurance — 3.4%
[a]	Enstar Group Ltd., 4.50% due 3/10/2022	50,000	51,215
[c]	Guardian Life Global Funding, 3.40% due 4/25/2023	57,000	59,045
	Infinity Property & Casualty Corp., 5.00% due 9/19/2022	100,000	104,999

SCHEDULE OF INVESTMENTS, Continued
Thornburg Low Duration Income Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Jackson National Life Global Funding,
[c]	2.10% due 10/25/2021	$ 100,000	$ 99,303
[b,c]	2.931% (LIBOR 3 Month + 0.48%) due 6/11/2021	100,000	100,242
[c]	MassMutual Global Funding II, 2.00% due 4/15/2021	200,000	199,319
[b,c]	Metropolitan Life Global Funding, 2.99% (SOFR + 0.57%) due 9/7/2020	150,000	150,406
[c]	Principal Life Global Funding II (Guaranty: Principal Financial Group, Inc.), 2.375% due 9/11/2019	50,000	49,927
[c]	Reliance Standard Life Global Funding II, 3.05% due 1/20/2021	25,000	25,211
[c]	Reliance Standard Life Insurance Co., 3.85% due 9/19/2023	50,000	51,907
[a]	Willis Towers Watson plc, 5.75% due 3/15/2021	170,000	178,529
			1,070,103
	Materials — 0.6%
	Chemicals — 0.6%
[b,c]	Chevron Phillips Chemical Co., LLC, 3.329% (LIBOR 3 Month + 0.75%) due 5/1/2020	100,000	100,239
	DowDuPont, Inc. 3.766% due 11/15/2020	70,000	71,340
			171,579
	Media & Entertainment — 0.5%
	Media — 0.5%
[c]	Cox Communications, Inc., 3.25% due 12/15/2022	160,000	163,317
			163,317
	Pharmaceuticals, Biotechnology & Life Sciences — 0.8%
	Biotechnology — 0.5%
	Celgene Corp.,
	2.75% due 2/15/2023	100,000	100,887
	3.25% due 2/20/2023	44,000	45,104
	Pharmaceuticals — 0.3%
[a,b]	AstraZeneca plc, 3.19% (LIBOR 3 Month + 0.67%) due 8/17/2023	65,000	64,777
[a]	Shire Acquisitions Investments Ireland DAC, 2.40% due 9/23/2021	44,000	43,946
			254,714
	Real Estate — 0.4%
	Equity Real Estate Investment Trusts — 0.4%
	Crown Castle International Corp., 3.20% due 9/1/2024	115,000	117,438
			117,438
	Retailing — 0.6%
	Multiline Retail — 0.6%
[b]	Dollar Tree, Inc., 3.288% (LIBOR 3 Month + 0.70%) due 4/17/2020	175,000	175,020
			175,020
	Semiconductors & Semiconductor Equipment — 0.4%
	Semiconductors & Semiconductor Equipment — 0.4%
	Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.375% due 1/15/2020	125,000	124,783
			124,783
	Software & Services — 0.5%
	Software — 0.5%
	Autodesk, Inc., 3.125% due 6/15/2020	100,000	100,491
	VMware, Inc., 2.30% due 8/21/2020	50,000	49,866
			150,357
	Technology Hardware & Equipment — 0.8%
	Communications Equipment — 0.3%
	Juniper Networks, Inc., 3.30% due 6/15/2020	100,000	100,588
	Technology Hardware, Storage & Peripherals — 0.5%
	Hewlett Packard Enterprise Co., 3.50% due 10/5/2021	132,000	135,150
			235,738
	Telecommunication Services — 3.1%
	Diversified Telecommunication Services — 0.8%
	AT&T, Inc.,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Low Duration Income Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	2.45% due 6/30/2020	$ 100,000	$ 99,957
[b]	3.26% (LIBOR 3 Month + 0.93%) due 6/30/2020	50,000	50,350
[a]	Deutsche Telekom International Finance B.V., 6.00% due 7/8/2019	91,000	91,049
	Media — 0.3%
[b,c]	NBCUniversal Enterprise, Inc., 2.719% (LIBOR 3 Month + 0.40%) due 4/1/2021	100,000	100,210
	Wireless Telecommunication Services — 2.0%
	Sprint Communications, Inc., 9.25% due 4/15/2022	400,000	462,000
[a]	Vodafone Group plc, 2.50% due 9/26/2022	160,000	160,607
			964,173
	Transportation — 0.4%
	Road & Rail — 0.4%
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.,
[c]	3.20% due 7/15/2020	100,000	100,453
[c]	3.65% due 7/29/2021	35,000	35,790
			136,243
	Utilities — 6.1%
	Electric Utilities — 5.4%
[c]	Alliant Energy Finance, LLC, 3.75% due 6/15/2023	100,000	103,854
	CenterPoint Energy, Inc. 3.60% due 11/1/2021	150,000	154,094
[b,i]	Consolidated Edison Co. of New York, Inc., Series C, 2.749% (LIBOR 3 Month + 0.40%) due 6/25/2021	100,000	100,250
	Duke Energy Florida Project Finance, LLC, Series 2018, 1.196% due 3/1/2022	52,142	51,666
[a,c]	Electricite de France S.A., 4.60% due 1/27/2020	25,000	25,309
[a,c]	Enel Finance International N.V., 4.25% due 9/14/2023	200,000	210,026
	Exelon Corp., 2.85% due 6/15/2020	50,000	50,158
[b]	Mississippi Power Co., 2.961% (LIBOR 3 Month + 0.65%) due 3/27/2020	200,000	200,049
	PNM Resources, Inc., 3.25% due 3/9/2021	100,000	100,964
	Public Service Enterprise Group, 2.65% due 11/15/2022	50,000	50,114
	SCANA Corp., 4.125% due 2/1/2022	22,000	22,473
[b]	Sempra Energy, 2.847% (LIBOR 3 Month + 0.25%) due 7/15/2019	110,000	110,003
[b,c]	Southern Power Co., 2.937% (LIBOR 3 Month + 0.55%) due 12/20/2020	115,000	115,002
	Tampa Electric Co., 2.60% due 9/15/2022	185,000	185,688
	Virginia Electric & Power Co., 2.95% due 1/15/2022	100,000	101,402
	WEC Energy Group, Inc., 3.375% due 6/15/2021	100,000	101,963
	Gas Utilities — 0.7%
	Dominion Gas Holdings, LLC, 2.50% due 12/15/2019	100,000	99,917
	WGL Holdings, Inc.,
[b]	2.925% (LIBOR 3 Month + 0.40%) due 11/29/2019	50,000	49,959
[b]	2.986% (LIBOR 3 Month + 0.55%) due 3/12/2020	58,000	57,847
			1,890,738
	Total Corporate Bonds (Cost $11,615,834)		11,766,553
	Municipal Bonds — 1.2%
	Colorado Educational & Cultural Facilities Authority,
	Series B Class B,
	2.244% due 3/1/2021	50,000	50,180
	2.474% due 3/1/2022	50,000	50,485
	Los Angeles County Public Works Financing Authority, 5.591% due 8/1/2020	100,000	103,769
[i]	New York State Urban Development Corp., Series D-1, 2.55% due 3/15/2022	120,000	121,205
	State of Connecticut GO,
	Series A,
	3.471% due 9/15/2022	20,000	20,583
	4.00% due 9/15/2021	20,000	20,640
	Total Municipal Bonds (Cost $364,086)		366,862
	Short-Term Investments — 8.4%
[l]	Thornburg Capital Management Fund	260,347	2,603,465
	Total Short-Term Investments (Cost $2,603,465)		2,603,465
	Total Investments — 100.4% (Cost $30,871,354)		$31,161,883
	Liabilities Net of Other Assets — (0.4)%		(125,039)

SCHEDULE OF INVESTMENTS, Continued
Thornburg Low Duration Income Fund	June 30, 2019 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Net Assets — 100.0%		$31,036,844

Footnote Legend
a	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
b	Floating Rate Security. Stated interest/floor rate was in effect at June 30, 2019.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2019, the aggregate value of these securities in the Fund’s portfolio was $11,154,065, representing 35.94% of the Fund’s net assets.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted and illiquid. As of June 30, 2019, the aggregate value of these securities in the Fund’s portfolio was $1,563,779, representing 5.04% of the Fund’s net assets. Additional information is as follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Angel Oak Mortgage Trust LLC, CMO, 3.085%, 1/25/2047	3/03/2017	$ 18,029	$ 17,980	0.1%
Angel Oak Mortgage Trust LLC, CMO, 2.708%, 11/25/2047	11/22/2017	19,164	18,938	0.1
DBUBS Mortgage Trust CMO, 3.763%, 7/12/2044	3/31/2015	17,751	17,622	0.1
Flagstar Mortgage Trust CMO, 3.00%, 3/25/2047	7/27/2017	75,689	74,939	0.2
New Residential Mortgage Loan Trust CMO, 3.904%, 6/25/2057	7/28/2017	57,488	57,278	0.2
WinWater Mortgage Loan Trust CMO, 3.00%, 11/20/2044	9/21/2017	47,854	47,606	0.2
Angel Oak Mortgage Trust LLC, CMO, 3.258%, 4/27/2048	3/28/2018	41,991	42,466	0.1
Angel Oak Mortgage Trust LLC, CMO, 3.674%, 7/27/2048	6/21/2018	72,473	73,779	0.2
New Residential Mortgage Loan Trust CMO, 3.50%, 12/25/2057	6/07/2018	87,864	90,512	0.3
Verus Securitization Trust CMO, 3.677%, 6/01/2058	7/16/2018	69,277	70,780	0.2
Verus Securitization Trust CMO, 4.108%, 10/25/2058	11/02/2018–2/11/2019	239,451	245,152	0.8
JPMorgan Mortgage Trust, Whole Loan Securities Trust CMO, 3.50%, 12/25/2048	3/12/2019	163,034	165,472	0.5
Bravo Residential Funding Trust, Whole Loan Securities Trust CMO, 3.50%, 3/25/2058	4/12/2019	94,905	95,625	0.3
Metlife Securitization Trust, Whole Loan Securities Trust CMO, 3.75%, 4/25/2058	4/26/2019	295,539	301,798	1.0
GCAT 2019-NQM1 LLC CMO, 2.985%, 2/25/2059	6/04/2019	98,808	99,305	0.3
Barclays Commercial Mortgage Securities, LLC, 3.323%, 9/10/2028	10/08/2015	65,747	64,960	0.2
Arroyo Mortgage Trust, 3.763%, 4/25/2048	5/04/2018	78,059	79,567	0.2

e	Variable rate coupon, rate shown as of June 30, 2019
f	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2019.
g	When-issued security.
h	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.
i	Segregated as collateral for a when-issued security.
j	Illiquid security.
k	Fixed to floating security that initially pays a fixed rate and converts to a floating rate coupon at a specified date in the future. The rate presented is a fixed rate.
l	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
CMO	Collateralized Mortgage Obligation
GO	General Obligation
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
SOFR	Secured Overnight Financing Rate

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Low Duration Income Fund	June 30, 2019 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Low Duration Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Low Duration Income Fund	June 30, 2019 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2019. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
	Fair Value Measurements at June 30, 2019
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
U.S. Treasury Securities	$ 3,989,281	$ 3,989,281	$ —	$ —
U.S. Government Agencies	1,182,327	—	1,182,327	—
Other Government	20,029	—	20,029	—
Mortgage Backed	4,138,068	—	4,038,076	99,992
Asset Backed Securities	7,095,298	—	6,970,298	125,000
Corporate Bonds	11,766,553	—	11,766,553	—
Municipal Bonds	366,862	—	366,862	—
Short-Term Investments	2,603,465	2,603,465	—	—
Total Investments in Securities	$31,161,883	$6,592,746	$24,344,145	$224,992(a)
Total Assets	$31,161,883	$6,592,746	$24,344,145	$224,992

(a)	Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2019 is not presented.
During the period ended June 30, 2019, there were no significant transfers into or out of Level 3 of the fair value hierarchy.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
Fund	Market Value 9/30/18	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/19	Dividend Income
Thornburg Capital Management Fund	$3,393,011	$29,969,507	$(30,759,053)	$-	$-	$2,603,465	$71,453